Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Income (Loss) Allocated to Noncontrolling Interest from Consolidated Entities
The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Three Months Ended March 31,
	2019	2018
(Income) loss allocated to noncontrolling interests:
J&S	$—	$(11)
OpenKey	177	156
RED	(34)	(7)
Pure Wellness	20	35
Total net (income) loss allocated to noncontrolling interests	$163	$173

The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Year Ended December 31,
	2018	2017	2016
(Income) loss allocated to noncontrolling interests:
J&S	$58	$(49)	$—
OpenKey (1)	826	515	849
Pure Wellness	(28)	38	—
RED	68	—	—
Other (2)	—	(146)	8,011
Total net (income) loss allocated to noncontrolling interests	$924	$358	$8,860
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(1)	The 2016 loss allocated to the noncontrolling interest in OpenKey represents the period from the March 8, 2016 conversion of our notes receivable through December 31, 2016.
(2)Represents noncontrolling interests primarily in the AQUA Fund, which was fully dissolved as of December 31, 2017.